Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 09, 2019 shares $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Apr. 24, 2019 ARS ($)	Apr. 10, 2018 ARS ($)	Mar. 30, 2017 ARS ($)
Capital And Reserves [Line Items]
Percent of legal reserve		20.00%
Dividends paid | $		$ 3,702,747	$ 2,010,520	$ 2,237,938
Distribution of dividend in nominal value | $					$ 2,407,000	$ 970,000	$ 911,000
BBVA Francs Valores SA [Member]
Capital And Reserves [Line Items]
Par value per share issued | $ / shares	$ 1
AcquisitionDate Percentage of Equity Interest in Acquiree held by Acquirer Immediately before Acquisition Date					95.00%
Number of shares issued | shares	50,441
Common Shares Issued Voting Rights Per Share | shares	1